Dividends (Tables)	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Summary of Proposed Final Dividend

	2017	2016
Proposed final dividend:
RMB0.052 (2016: Nil) per ordinary share by the Company	1,591	—